CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net income (loss)	$ 59,190	$ 41,377	$ 41,279
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	21,054	10,552	2,653
Equity in losses (earnings) of joint ventures	(5,139)	(16,622)	(17,123)
Changes in accrued interest income on advances to joint ventures and demand note	3,955	743	2,406
Amortization of deferred debt issuance cost and fair value of debt assumed	828	2,013	2,480
Amortization in revenue for above market contract	3,631	2,405	605
Changes in accrued interest expense	218	(227)	(162)
Net currency exchange losses (gains)	908	(109)	102
Unrealized loss (gain) on derivative instruments	(2,463)	(1,839)	(949)
Non-cash revenue: tax paid directly by charterer	(861)	0	0
Non-cash income tax expense: tax paid directly by charterer	861	0	0
Deferred tax expense and provision for tax uncertainty	1,614	3,548	(1,033)
Issuance of units for Board of Directors' fees	189	189	0
Other adjustments	632	426	135
Changes in working capital:
Restricted cash	1,112	2,829	10,007
Trade receivables	(1,035)	(83)	(2,011)
Inventory	29	70	271
Prepaid expenses and other receivables	188	(81)	235
Trade payables	(804)	(321)	154
Amounts due to owners and affiliates	(628)	(9,228)	(3,486)
Value added and withholding tax liability	4,519	3,043	2,892
Accrued liabilities and other payables	(6,939)	743	4,330
Net cash provided by (used in) operating activities	81,059	39,428	42,785
INVESTING ACTIVITIES
Expenditure for purchase of Hoegh Grace entities	(137,475)	0	0
Cash acquired in the purchase of the Hoegh Grace entities	3,774	0	0
(Increase) decrease in restricted cash designated for purchase of the Hoegh Grace entities	91,768	(91,768)	0
Expenditure for vessel and other equipment	(21)	(537)	(955)
Receipts from repayment of principal on advances to joint ventures	0	6,029	5,796
Receipts from repayment of principal on direct financing lease	3,485	3,192	2,919
Cash acquired in the acquisition of the Hoegh Gallant	0	0	7,695
Net cash provided by (used in) investing activities	(38,469)	(83,084)	15,455
FINANCING ACTIVITIES
Proceeds from loans and promissory notes due to owners and affiliates	25,730	8,622	0
Repayment of long-term debt	(45,458)	(32,208)	(22,348)
Repayment of amounts due to owners and affiliates	(58,705)	(12,617)	0
Customer loan for funding of value added liability on import	(5,878)	(6,233)	(4,769)
Payment of debt issuance cost	0	0	(189)
Net proceeds from issuance of common units	0	111,529	0
Net proceeds from issuance of Series A Preferred Units	110,924	0	0
Cash distributions to limited partners	(57,037)	(43,877)	(35,524)
Cash distributions to non-controlling interest	(9,457)	0	0
Proceeds from indemnifications received from Hoegh LNG	2,075	3,843	6,596
Repayment of indemnifications received from Hoegh LNG	(1,534)	0	0
(Increase) decrease in restricted cash	514	644	385
Net cash provided by (used in) financing activities	(38,826)	29,703	(55,849)
Increase (decrease) in cash and cash equivalents	3,764	(13,953)	2,391
Cash and cash equivalents, beginning of period	18,915	32,868	30,477
Cash and cash equivalents, end of period	$ 22,679	$ 18,915	$ 32,868